                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-5851


                      Colonial InterMarket Income Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                    [GRAPHIC]



COLONIAL INTERMARKET INCOME TRUST I
                                                              SEMIANNUAL REPORT

  MAY 31, 2006

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Past performance is no guarantee of future results.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely effect a high-yield bond issuer's ability to make timely principal and interest payments.

The views expressed in the President's Letter and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References for specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]




Price per share as of 05/31/06 ($)

                              Market price    7.98
                              --------------------
                              Net asset value 9.02
                              --------------------

6-month (cumulative) total return as of 05/31/06 (%)

                         Market price              3.58
                         ------------------------------
                         Net asset value           1.98
                         ------------------------------
                         Lipper General Bond Funds
                          Category average         2.08
                         ------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-730-6001 for the trust's most recent performance.

Total return based on net asset value reflects changes in the trust's net asset value during each period. Total return based on market value reflects changes to market value. These figures will differ depending on the level of any discount from or premium to during the period.

                     Distributions declared per share
                      12/01/05-05/31/06 ($)           0.41
                     -------------------------------------

Securities breakdown as of 05/31/06 (%)

                     Corporate fixed-income
                      bonds & notes                 38.6
                     -------------------------------------
                     Foreign government obligations 31.5
                     -------------------------------------
                     U.S. government agencies &
                      obligations                   21.4
                     -------------------------------------
                     Cash & equivalent               5.1
                     -------------------------------------
                     Mortgage-backed securities      2.2
                     -------------------------------------
                     Asset-backed securities         0.7
                     -------------------------------------
                     Convertible bonds               0.3
                     -------------------------------------
                     Municipal bond (taxable)        0.2
                     -------------------------------------
                     Common stocks                   0.0 *
                     -------------------------------------
                     Warrants                        0.0 *
                     -------------------------------------

*Represents less than 0.1%.

Top 5 countries as of 05/31/06 (%)

                                  Russia  3.8
                                  -----------
                                  Canada  3.3
                                  -----------
                                  Mexico  3.3
                                  -----------
                                  Germany 2.9
                                  -----------
                                  France  2.5
                                  -----------

Securities and country breakdown are calculated as a percentage of total investments. Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these country weightings in the future.

                                    [GRAPHIC]


    PORTFOLIO MANAGERS' REPORT

Summary

..  For the six-month period ended May 31, 2006, Colonial InterMarket Income
   Trust I generated a total return of 3.58%, based on its market price. During this period, the trust returned 1.98%, based on investment at net asset value, less than the average return of the Lipper General Bond Funds Category, which was 2.08%./1/

..  Allocation decisions drove the trust's performance during the period.
   High-yield was the best performing fixed-income sector during the period and a significant allocation to these credits positively impacted performance. The portfolio was also positioned for emerging market and dollar weakness and both of these tactics proved beneficial over the last several months of the period, although they did detract somewhat, initially. An underweight in US Treasuries was also a plus, as these higher quality securities underperformed lower quality securities as the Federal Reserve Board continued to raise short-term interest rates during the period. In addition, we believe that the fund's duration was shorter than its peer group, which aided results as interest rates rose. Duration is a measure of interest rate sensitivity.

.. The trust remains defensively positioned in emerging markets, where continued volatility seems likely while valuations remain high compared to those of more developed nations. We expect to maintain a sizeable commitment to high yield issues. Several years of strong economic growth have left many corporate balance sheets healthier and, in general, better positioned to weather a slowdown in economic activity. However, we plan to continue to monitor economic data, and if our outlook changes, we would alter our investment focus accordingly.

Portfolio Management

Laura A. Ostrander has managed Colonial InterMarket Income Trust I since November 1999.

Kevin L. Cronk, CFA, has co-managed the trust since May 2005.

Thomas A. LaPointe, CFA, has co-managed the trust since May 2005.

SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT A DISCOUNT TO NET ASSET VALUE. THE PRICE OF THE TRUST'S SHARES IS DETERMINED BY A NUMBER OF FACTORS, SEVERAL OF WHICH ARE BEYOND THE CONTROL OF THE TRUST. THEREFORE, THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the trust. Lipper makes no adjustment for the effect of sales loads.

                                    [GRAPHIC]

                                    [GRAPHIC]




Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing involves special risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Emerging markets may be more subject to these risks than developed markets. In addition, concentration of investments in a single region may result in greater volatility.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)

              GOVERNMENT & AGENCY
              OBLIGATIONS - 53.0%            PAR ($)    VALUE ($)
              ---------------------------------------------------

              FOREIGN GOVERNMENT OBLIGATIONS - 31.6%
              Aries Vermoegensverwaltungs GmbH
                 6.182% 10/25/07 (a)      EUR   250,000   333,164
                 7.750% 10/25/09 (b)            250,000   355,493
              Corp. Andina de Fomento
                 6.375% 06/18/09                340,000   464,629
              European Investment Bank
                 5.500% 12/07/11          GBP   300,000   576,112
              Federal Republic of Brazil
                 7.375% 02/03/15          EUR   380,000   527,104
                 8.750% 02/04/25          USD   670,000   711,875
                 11.000% 08/17/40               260,000   317,460
              Federal Republic of Germany
                 4.250% 07/04/14          EUR   970,000 1,271,286
                 5.000% 07/04/12                375,000   511,151
                 6.000% 07/04/07                800,000 1,054,311
              Government of Canada
                 4.500% 06/01/15          CAD   755,000   687,554
                 10.00% 06/01/08              1,400,000 1,411,642
              Government of New Zealand
                 6.000% 07/15/08          NZD   275,000   173,788
                 6.000% 11/15/11                740,000   472,606
              Kingdom of Norway
                 5.500% 05/15/09          NOK 7,180,000 1,236,053
                 6.000% 05/16/11              4,590,000   820,968
              Kingdom of Spain
                 5.500% 07/30/17          EUR   820,000 1,185,837
              Kingdom of Sweden
                 5.000% 01/28/09          SEK 9,065,000 1,307,577
                 6.750% 05/05/14              6,210,000 1,030,561
              New South Wales Treasury
                Corp.
                 8.000% 03/01/08          AUD   720,000   560,270
              Province of Ontario
                 5.000% 03/08/14          CAD   550,000   509,231
              Province of Quebec
                 6.000% 10/01/12                380,000   369,920
                 6.000% 10/01/29                260,000   264,121
              Republic of Bulgaria
                 8.250% 01/15/15          USD   645,000   737,622
              Republic of Colombia
                 8.125% 05/21/24                240,000   252,000
                 9.750% 04/09/11                342,324   370,566
                 11.375% 01/31/08         EUR   245,000   348,477
              Republic of France
                 3.000% 10/25/15                690,000   817,244
                 4.000% 10/25/09                650,000   844,114
                 4.000% 04/25/14                630,000   812,445
              Republic of Panama
                 8.875% 09/30/27          USD   560,000   653,800
              Republic of Peru
                 7.500% 10/14/14          EUR   210,000   292,640
                 9.875% 02/06/15          USD   100,000   117,500

                                            PAR ($)    VALUE ($)
              ---------------------------------------------------

              Republic of Poland
                 5.750% 03/24/10         PLN 2,715,000    908,150
              Republic of South Africa
                 5.250% 05/16/13         EUR   425,000    562,785
                 6.500% 06/02/14         USD   520,000    531,050
                 13.000% 08/31/10        ZAR 1,600,000    283,818
              Republic of Venezuela
                 9.250% 09/15/27         USD   577,000    689,515
              Russian Federation
                 5.000% 03/31/30 (c)
                 (7.500% 03/31/07)             525,000    561,645
                 11.000% 07/24/18              500,000    695,650
                 12.750% 06/24/28              595,000  1,012,274
              Treasury Corp. of Victoria
                 6.250% 10/15/12         AUD   675,000    516,398
              United Kingdom Treasury
                 5.750% 12/07/09         GBP   165,000    318,912
                 8.000% 06/07/21               190,000    486,737
                 9.000% 07/12/11               415,000    926,653
              United Mexican States
                 7.500% 03/08/10         EUR   385,000    548,297
                 8.125% 12/30/19         USD   100,000    112,000
                 8.375% 01/14/11               875,000    953,750
                 11.375% 09/15/16              625,000    850,938
                                                       ----------
                        FOREIGN GOVERNMENT OBLIGATIONS
                                                 TOTAL 31,357,693
                                                       ----------
              ---------------------------------------------------
              U.S. GOVERNMENT AGENCIES - 0.9%
              Federal Farm Credit Bank
                 5.000% 08/25/10         USD   900,000    881,553
                                                       ----------
                        U.S. GOVERNMENT AGENCIES TOTAL    881,553
                                                       ----------
              ---------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS - 20.5%
              U.S. Treasury Bonds
                 7.500% 11/15/24               865,000  1,080,371
                 8.875% 02/15/19             1,817,000  2,413,914
                 10.375% 11/15/12            1,520,000  1,632,159
                 10.625% 08/15/15            2,780,000  3,888,092
                 12.500% 08/15/14            5,309,000  6,471,379
              U.S. Treasury Notes
                 5.000% 02/15/11             1,845,000  1,844,712
                 7.000% 07/15/06             3,050,000  3,056,911
                                                       ----------
                     U.S. GOVERNMENT OBLIGATIONS TOTAL 20,387,538
                                                       ----------
              TOTAL GOVERNMENT & AGENCY OBLIGATIONS
                (cost of $51,555,571)                  52,626,784
                                                       ----------
              CORPORATE FIXED-INCOME
              BONDS & NOTES - 38.8%
              ---------------------------------------------------

              BASIC MATERIALS - 3.5%
              CHEMICALS - 1.8%
              AGRICULTURAL CHEMICALS - 0.5%
              IMC Global, Inc.
                 10.875% 08/01/13              105,000    118,388

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             CORPORATE FIXED-INCOME
             BONDS & NOTES (CONTINUED)           PAR ($) VALUE ($)
             -----------------------------------------------------

             BASIC MATERIALS (CONTINUED)
             CHEMICALS (CONTINUED)
             AGRICULTURAL CHEMICALS (CONTINUED)
             Terra Capital, Inc.
                12.875% 10/15/08                 165,000   188,925
             UAP Holding Corp.
                (d) 07/15/12
                (10.750% 01/15/08)               125,000   120,625
             United Agri Products
                8.250% 12/15/11                   48,000    51,744
                                                         ---------
                                                           479,682
                                                         ---------
             CHEMICALS - DIVERSIFIED - 1.1%
             BCP Crystal US Holdings Corp.
                9.625% 06/15/14                   82,000    90,200
             EquiStar Chemicals LP
                10.625% 05/01/11                 120,000   130,200
             Huntsman International LLC
                8.125% 01/01/15 (b)              125,000   120,625
             Huntsman LLC
                11.500% 07/15/12                  45,000    51,075
             Ineos Group Holdings PLC
                7.875% 02/15/16 (b)               85,000   103,746
                8.500% 02/15/16 (b)              105,000    98,831
             Innophos Investments Holdings, Inc.
               PIK,
                13.170% 02/15/15 (a)              76,518    76,709
             Lyondell Chemical Co.
                9.625% 05/01/07                  155,000   159,456
             NOVA Chemicals Corp.
                6.500% 01/15/12                  170,000   157,250
                8.405% 11/15/13 (a)               85,000    86,275
                                                         ---------
                                                         1,074,367
                                                         ---------
             CHEMICALS - SPECIALTY - 0.2%
             Chemtura Corp.
                6.875% 06/01/16                   45,000    43,875
             Rhodia SA
                8.875% 06/01/11                  160,000   161,400
                                                         ---------
                                                           205,275
                                                         ---------
                                         Chemicals Total 1,759,324
                                                         ---------
             FOREST PRODUCTS & PAPER - 1.0%
             PAPER & RELATED PRODUCTS - 1.0%
             Abitibi-Consolidated, Inc.
                8.375% 04/01/15                  105,000   100,275
             Boise Cascade LLC
                7.125% 10/15/14                   80,000    72,800
                7.943% 10/15/12 (a)              145,000   146,087
             Buckeye Technologies, Inc.
                8.500% 10/01/13                   95,000    93,338
             Georgia-Pacific Corp.
                8.000% 01/15/24                  210,000   203,700

                                                   PAR ($) VALUE ($)
            --------------------------------------------------------

            Neenah Paper, Inc.
               7.375% 11/15/14                      60,000    55,800
            NewPage Corp.
               10.000% 05/01/12                     95,000   101,413
               12.000% 05/01/13                     40,000    43,200
            Norske Skog
               7.375% 03/01/14                     125,000   115,000
               8.625% 06/15/11                      60,000    59,700
                                                           ---------
                                                             991,313
                                                           ---------
                     Forest Products & Paper Total           991,313
                                                           ---------
            IRON/STEEL - 0.2%
            STEEL - PRODUCERS - 0.1%
            Steel Dynamics, Inc.
               9.500% 03/15/09                      70,000    72,975
                                                           ---------
                                                              72,975
                                                           ---------
            STEEL - SPECIALTY - 0.1%
            UCAR Finance, Inc.
               10.250% 02/15/12                     80,000    85,200
                                                           ---------
                                                              85,200
                                                           ---------
                                          Iron/Steel Total   158,175
                                                           ---------
            METALS & MINING - 0.5%
            MINING SERVICES - 0.0%
            Hudson Bay Mining & Smelting Co., Ltd.
               9.625% 01/15/12                      45,000    49,500
                                                           ---------
                                                              49,500
                                                           ---------
            NON-FERROUS METALS - 0.5%
            Codelco, Inc.
               5.500% 10/15/13                     500,000   487,145
                                                           ---------
                                                             487,145
                                                           ---------
                                     Metals & Mining Total   536,645
                                                           ---------
                                     BASIC MATERIALS TOTAL 3,445,457
                                                           ---------
            --------------------------------------------------------
            COMMUNICATIONS - 7.8%
            MEDIA - 3.3%
            BROADCAST SERVICES/PROGRAMS - 0.2%
            Fisher Communications, Inc.
               8.625% 09/15/14                      75,000    78,188
            XM Satellite Radio, Inc.
               9.750% 05/01/14 (b)                  90,000    83,700
                                                           ---------
                                                             161,888
                                                           ---------
            CABLE TV - 1.4%
            Atlantic Broadband Finance LLC
               9.375% 01/15/14                     115,000   110,400
            Charter Communications Holdings II
              LLC
               10.250% 09/15/10                    265,000   265,662

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             CORPORATE FIXED-INCOME
             BONDS & NOTES (CONTINUED)           PAR ($) VALUE ($)
             -----------------------------------------------------

             COMMUNICATIONS (CONTINUED)
             MEDIA (CONTINUED)
             CABLE TV (CONTINUED)
             Charter Communications Holdings LLC
                9.920% 04/01/14                  340,000   209,100
             CSC Holdings, Inc.
                7.250% 04/15/12 (b)              220,000   217,250
                7.625% 04/01/11                  145,000   146,450
             EchoStar DBS Corp.
                6.625% 10/01/14                  230,000   217,925
             Insight Midwest LP
                9.750% 10/01/09                  110,000   112,750
             Telenet Group Holding NV
                (d) 06/15/14
                (11.500% 12/15/08) (b)           147,000   123,480
                                                         ---------
                                                         1,403,017
                                                         ---------
             MULTIMEDIA - 0.4%
             Advanstar Communications, Inc.
                15.000% 10/15/11                 125,000   131,406
             Lamar Media Corp.
                6.625% 08/15/15                  125,000   119,688
             Quebecor Media, Inc.
                7.750% 03/15/16 (b)              130,000   131,300
                                                         ---------
                                                           382,394
                                                         ---------
             PUBLISHING - NEWSPAPERS - 0.1%
             Hollinger, Inc.
                11.875% 03/01/11 (b)              54,000    54,000
                12.875% 03/01/11 (b)              80,000    83,300
                                                         ---------
                                                           137,300
                                                         ---------
             PUBLISHING - PERIODICALS - 0.8%
             Dex Media West LLC
                9.875% 08/15/13                  257,000   280,773
             Dex Media, Inc.
                (d) 11/15/13
                (9.000% 11/15/08)                105,000    88,725
             PriMedia, Inc.
                8.000% 05/15/13                  195,000   175,500
             RH Donnelley Corp.
                8.875% 01/15/16 (b)              120,000   120,300
             WDAC Subsidiary Corp.
                8.375% 12/01/14 (b)              125,000   122,656
                                                         ---------
                                                           787,954
                                                         ---------
             RADIO - 0.1%
             CMP Susquehanna Corp.
                9.875% 05/15/14 (b)              115,000   112,125
                                                         ---------
                                                           112,125
                                                         ---------
             TELEVISION - 0.3%
             LIN Television Corp.
                6.500% 05/15/13                  110,000   103,125
             Sinclair Broadcast Group, Inc.
                8.750% 12/15/11                  145,000   151,706
                                                         ---------
                                                           254,831
                                                         ---------
                                             Media Total 3,239,509
                                                         ---------

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------

              TELECOMMUNICATION SERVICES - 4.5%
              CELLULAR TELECOMMUNICATIONS - 1.8%
              Digicel Ltd.
                 9.250% 09/01/12 (b)             100,000   105,375
              Dobson Cellular Systems, Inc.
                 8.375% 11/01/11                 160,000   166,200
                 9.875% 11/01/12                 170,000   184,450
              Horizon PCS, Inc.
                 11.375% 07/15/12                 80,000    90,700
              iPCS Escrow Co.
                 11.500% 05/01/12                 70,000    78,925
              Nextel Communications, Inc.
                 7.375% 08/01/15                 255,000   263,147
              Nextel Partners, Inc.
                 8.125% 07/01/11                 205,000   216,531
              Rogers Cantel, Inc.
                 9.750% 06/01/16                 155,000   180,575
              Rogers Wireless, Inc.
                 8.000% 12/15/12                  95,000    98,325
              Rural Cellular Corp.
                 8.250% 03/15/12                  90,000    93,262
                 9.750% 01/15/10                  30,000    30,450
                 10.899% 11/01/12 (a)(b)         115,000   120,319
              US Unwired, Inc.
                 10.000% 06/15/12                165,000   184,166
                                                         ---------
                                                         1,812,425
                                                         ---------
              SATELLITE TELECOMMUNICATIONS - 0.6%
              Inmarsat Finance II PLC
                 (d) 11/15/12
                 (10.375% 11/15/08)              190,000   163,400
              Intelsat Bermuda, Ltd.
                 8.250% 01/15/13                 245,000   243,775
              PanAmSat Corp.
                 9.000% 08/15/14                  92,000    95,680
              Zeus Special Subsidiary Ltd.
                 (d) 02/01/15
                 (9.250% 02/01/10) (b)           135,000    97,200
                                                         ---------
                                                           600,055
                                                         ---------
              TELECOMMUNICATION EQUIPMENT - 0.1%
              Lucent Technologies, Inc.
                 6.450% 03/15/29                 135,000   117,787
                                                         ---------
                                                           117,787
                                                         ---------
              TELECOMMUNICATION SERVICES - 0.5%
              Embarq Corp.
                 7.082% 06/01/16                  55,000    55,171
                 7.995% 06/01/36                  55,000    55,337
              Nordic Telephone Co. Holdings ApS
                 8.250% 05/01/16 (b)              85,000   111,914
              Syniverse Technologies, Inc.
                 7.750% 08/15/13                 105,000   104,738
              Time Warner Telecom Holdings, Inc.
                 9.250% 02/15/14                 155,000   165,463
                                                         ---------
                                                           492,623
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             CORPORATE FIXED-INCOME
             BONDS & NOTES (CONTINUED)           PAR ($) VALUE ($)
             -----------------------------------------------------

             COMMUNICATIONS (CONTINUED)
             TELECOMMUNICATION SERVICES (CONTINUED)
             TELEPHONE - INTEGRATED - 1.4%
             Axtel SA de CV
                11.000% 12/15/13                  30,000    33,713
             Cincinnati Bell, Inc.
                7.000% 02/15/15                  240,000   232,800
             Citizens Communications Co.
                9.000% 08/15/31                  205,000   214,481
             Qwest Capital Funding, Inc.
                6.875% 07/15/28                  275,000   241,313
             Qwest Communications International,
               Inc.
                7.500% 02/15/14                  175,000   173,031
             Qwest Corp.
                7.500% 06/15/23                  195,000   187,200
                8.875% 03/15/12                  170,000   182,325
             US LEC Corp.
                13.620% 10/01/09 (a)              95,000   102,006
                                                         ---------
                                                         1,366,869
                                                         ---------
             WIRELESS EQUIPMENT - 0.1%
             American Towers, Inc.
                7.250% 12/01/11                  125,000   128,125
                                                         ---------
                                                           128,125
                                                         ---------
                        Telecommunication Services Total 4,517,884
                                                         ---------
                                    COMMUNICATIONS TOTAL 7,757,393
                                                         ---------
             -----------------------------------------------------
             CONSUMER CYCLICAL - 6.5%
             AIRLINES - 0.2%
             AIRLINES - 0.2%
             Continental Airlines, Inc.
                7.568% 12/01/06                  190,000   190,000
                                                         ---------
                                                           190,000
                                                         ---------
                                          Airlines Total   190,000
                                                         ---------
             APPAREL - 0.5%
             APPAREL MANUFACTURERS - 0.5%
             Broder Brothers Co.
                11.250% 10/15/10                  85,000    80,537
             Levi Strauss & Co.
                9.750% 01/15/15                  210,000   217,875
             Phillips-Van Heusen Corp.
                7.250% 02/15/11                   85,000    85,425
                8.125% 05/01/13                   75,000    77,625
                                                         ---------
                                                           461,462
                                                         ---------
                                           Apparel Total   461,462
                                                         ---------
             AUTO MANUFACTURERS - 0.1%
             AUTO - CARS/LIGHT TRUCKS - 0.1%
             General Motors Corp.
                8.375% 07/15/33                  105,000    79,800
                                                         ---------
                                                            79,800
                                                         ---------
                                Auto Manufacturers Total    79,800
                                                         ---------

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------

              AUTO PARTS & EQUIPMENT - 0.7%
              AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.2%
              TRW Automotive, Inc.
                 9.375% 02/15/13                 130,000   140,400
                                                         ---------
                                                           140,400
                                                         ---------
              AUTO/TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.2%
              Commercial Vehicle Group
                 8.000% 07/01/13                 125,000   123,125
              Rexnord Corp.
                 10.125% 12/15/12                 90,000    99,000
                                                         ---------
                                                           222,125
                                                         ---------
              RUBBER - TIRES - 0.3%
              Goodyear Tire & Rubber Co.
                 9.000% 07/01/15                 275,000   280,500
                                                         ---------
                                                           280,500
                                                         ---------
                            Auto Parts & Equipment Total   643,025
                                                         ---------
              DISTRIBUTION/WHOLESALE - 0.1%
              DISTRIBUTION/WHOLESALE - 0.1%
              Buhrmann US, Inc.
                 7.875% 03/01/15                  85,000    85,213
                                                         ---------
                                                            85,213
                                                         ---------
                            Distribution/Wholesale Total    85,213
                                                         ---------
              ENTERTAINMENT - 0.5%
              GAMBLING (NON-HOTEL) - 0.1%
              Global Cash Access LLC
                 8.750% 03/15/12                 131,000   138,860
                                                         ---------
                                                           138,860
                                                         ---------
              MUSIC - 0.3%
              Steinway Musical Instruments, Inc.
                 7.000% 03/01/14 (b)             105,000   102,769
              Warner Music Group
                 7.375% 04/15/14                 160,000   158,400
                                                         ---------
                                                           261,169
                                                         ---------
              RESORTS/THEME PARKS - 0.1%
              Six Flags, Inc.
                 9.625% 06/01/14                 140,000   138,950
                                                         ---------
                                                           138,950
                                                         ---------
                                     Entertainment Total   538,979
                                                         ---------
              HOME BUILDERS - 0.6%
              BUILDING - RESIDENTIAL/COMMERCIAL - 0.6%
              D.R. Horton, Inc.
                 9.750% 09/15/10                 400,000   447,211
              K. Hovnanian Enterprises, Inc.
                 6.375% 12/15/14                 125,000   113,281
                 8.875% 04/01/12                  25,000    25,844
              Standard Pacific Corp.
                 9.250% 04/15/12                  35,000    35,700
                                                         ---------
                                                           622,036
                                                         ---------
                                     Home Builders Total   622,036
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           CORPORATE FIXED-INCOME
           BONDS & NOTES (CONTINUED)               PAR ($) VALUE ($)
           ---------------------------------------------------------

           CONSUMER CYCLICAL (CONTINUED)
           HOME FURNISHINGS - 0.1%
           HOME FURNISHINGS - 0.1%
           Sealy Mattress Co.
              8.250% 06/15/14                       85,000    88,825
                                                           ---------
                                                              88,825
                                                           ---------
                                    Home Furnishings Total    88,825
                                                           ---------
           LEISURE TIME - 0.2%
           LEISURE & RECREATIONAL PRODUCTS - 0.1%
           K2, Inc.
              7.375% 07/01/14                      100,000    98,500
                                                           ---------
                                                              98,500
                                                           ---------
           RECREATIONAL CENTERS - 0.1%
           Town Sports International, Inc.
              (d) 02/01/14
              (11.000% 02/01/09)                   170,000   134,937
                                                           ---------
                                                             134,937
                                                           ---------
                                        Leisure Time Total   233,437
                                                           ---------
           LODGING - 2.4%
           CASINO HOTELS - 2.3%
           CCM Merger, Inc.
              8.000% 08/01/13 (b)                  170,000   163,625
           Chukchansi Economic Development
             Authority
              8.780% 11/15/12 (a)(b)                95,000    96,900
           Circus & Eldorado/Silver Legacy Capital
             Corp.
              10.125% 03/01/12                     115,000   122,187
           Eldorado Casino Shreveport
              10.000% 08/01/12                     328,834   263,067
           Galaxy Entertainment Finance Co., Ltd.
              9.875% 12/15/12 (b)                  115,000   119,600
           Greektown Holdings LLC
              10.750% 12/01/13 (b)                 135,000   143,100
           Hard Rock Hotel, Inc.
              8.875% 06/01/13                      205,000   222,425
           Inn of the Mountain Gods
             Resort & Casino
              12.000% 11/15/10                      55,000    59,263
           Kerzner International Ltd.
              6.750% 10/01/15                      190,000   200,450
           MGM Mirage
              6.000% 10/01/09                       90,000    88,200
              6.750% 09/01/12                      195,000   191,831
              8.500% 09/15/10                       45,000    47,644
           Mohegan Tribal Gaming Authority
              6.125% 02/15/13                       85,000    80,856
           Pinnacle Entertainment, Inc.
              8.250% 03/15/12                      145,000   148,625
           Station Casinos, Inc.
              6.000% 04/01/12                      155,000   148,025

                                               PAR ($) VALUE ($)
                ------------------------------------------------

                Wynn Las Vegas LLC
                   6.625% 12/01/14             180,000   171,450
                                                       ---------
                                                       2,267,248
                                                       ---------
                HOTELS & MOTELS - 0.1%
                Hilton Hotels Corp.
                   7.500% 12/15/17             105,000   109,217
                                                       ---------
                                                         109,217
                                                       ---------
                                 Lodging Total         2,376,465
                                                       ---------
                RETAIL - 1.0%
                RETAIL - AUTOMOBILES - 0.2%
                Asbury Automotive Group, Inc.
                   8.000% 03/15/14             140,000   139,475
                AutoNation, Inc.
                   7.000% 04/15/14 (b)          50,000    49,500
                   7.045% 04/15/13 (a)(b)       30,000    30,450
                                                       ---------
                                                         219,425
                                                       ---------
                RETAIL - DRUG STORES - 0.1%
                Rite Aid Corp.
                   7.500% 01/15/15             110,000   108,075
                                                       ---------
                                                         108,075
                                                       ---------
                RETAIL - HOME FURNISHINGS - 0.2%
                Tempur-Pedic, Inc.
                   10.250% 08/15/10            155,000   166,238
                                                       ---------
                                                         166,238
                                                       ---------
                RETAIL - PROPANE DISTRIBUTORS - 0.3%
                AmeriGas Partners LP
                   7.125% 05/20/16             110,000   105,875
                Ferrellgas Partners LP
                   8.750% 06/15/12             105,000   106,837
                Inergy LP/Inergy Finance Corp.
                   8.250% 03/01/16              95,000    97,375
                                                       ---------
                                                         310,087
                                                       ---------
                RETAIL - RESTAURANTS - 0.2%
                Dave & Buster's, Inc.
                   11.250% 03/15/14 (b)         85,000    85,850
                Landry's Restaurants, Inc.
                   7.500% 12/15/14             120,000   113,100
                                                       ---------
                                                         198,950
                                                       ---------
                                          Retail Total 1,002,775
                                                       ---------
                TEXTILES - 0.1%
                TEXTILE - PRODUCTS - 0.1%
                INVISTA
                   9.250% 05/01/12 (b)          90,000    95,400
                                                       ---------
                                                          95,400
                                                       ---------
                                        Textiles Total    95,400
                                                       ---------
                               CONSUMER CYCLICAL TOTAL 6,417,417
                                                       ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               CORPORATE FIXED-INCOME
               BONDS & NOTES (CONTINUED)        PAR ($) VALUE ($)
               --------------------------------------------------

               CONSUMER NON-CYCLICAL - 5.7%
               AGRICULTURE - 0.2%
               TOBACCO - 0.2%
               Alliance One International, Inc.
                  11.000% 05/15/12              105,000   100,144
               Reynolds American, Inc.
                  7.625% 06/01/16 (b)            90,000    89,775
                                                        ---------
                                                          189,919
                                                        ---------
                                      Agriculture Total   189,919
                                                        ---------
               BEVERAGES - 0.2%
               BEVERAGES - NON-ALCOHOLIC - 0.1%
               Cott Beverages, Inc.
                  8.000% 12/15/11               105,000   105,263
                                                        ---------
                                                          105,263
                                                        ---------
               BEVERAGES - WINE/SPIRITS - 0.1%
               Constellation Brands, Inc.
                  8.125% 01/15/12               100,000   103,500
                                                        ---------
                                                          103,500
                                                        ---------
                                        Beverages Total   208,763
                                                        ---------
               BIOTECHNOLOGY - 0.2%
               MEDICAL - BIOMEDICAL/GENE - 0.2%
               Bio-Rad Laboratories, Inc.
                  7.500% 08/15/13               150,000   151,875
                                                        ---------
                                                          151,875
                                                        ---------
                                    Biotechnology Total   151,875
                                                        ---------
               COMMERCIAL SERVICES - 1.8%
               COMMERCIAL SERVICES - 0.1%
               Iron Mountain, Inc.
                  7.750% 01/15/15               150,000   150,000
                                                        ---------
                                                          150,000
                                                        ---------
               COMMERCIAL SERVICES - FINANCE - 0.1%
               Dollar Financial Group, Inc.
                  9.750% 11/15/11                75,000    80,625
                                                        ---------
                                                           80,625
                                                        ---------
               CONSULTING SERVICES - 0.1%
               FTI Consulting
                  7.625% 06/15/13                80,000    81,600
                                                        ---------
                                                           81,600
                                                        ---------
               FUNERAL SERVICES & RELATED ITEMS - 0.2%
               Service Corp. International
                  6.750% 04/01/16                60,000    56,775
                  7.700% 04/15/09               105,000   107,100
                                                        ---------
                                                          163,875
                                                        ---------
               PRINTING - COMMERCIAL - 0.2%
               Quebecor World Capital Corp.
                  8.750% 03/15/16 (b)           130,000   121,986

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------

              Sheridan Group
                 10.250% 08/15/11                105,000   107,100
                                                         ---------
                                                           229,086
                                                         ---------
              PRIVATE CORRECTIONS - 0.3%
              Corrections Corp. of America
                 6.250% 03/15/13                 180,000   171,000
              GEO Group, Inc.
                 8.250% 07/15/13                 165,000   168,713
                                                         ---------
                                                           339,713
                                                         ---------
              RENTAL AUTO/EQUIPMENT - 0.8%
              Ashtead Holdings PLC
                 8.625% 08/01/15 (b)             165,000   168,094
              Avis Budget Car Rental LLC
                 7.625% 05/15/14 (b)              75,000    75,750
                 7.750% 05/15/16 (b)              50,000    50,500
              Hertz Corp.
                 8.875% 01/01/14 (b)             125,000   130,937
              NationsRent, Inc.
                 9.500% 10/15/10                 165,000   177,375
              United Rentals North America, Inc.
                 6.500% 02/15/12                 115,000   110,688
                 7.750% 11/15/13                  50,000    49,375
                                                         ---------
                                                           762,719
                                                         ---------
                               Commercial Services Total 1,807,618
                                                         ---------
              COSMETICS/PERSONAL CARE - 0.2%
              COSMETICS & TOILETRIES - 0.2%
              DEL Laboratories, Inc.
                 8.000% 02/01/12                 115,000    96,312
              Elizabeth Arden, Inc.
                 7.750% 01/15/14                 135,000   135,675
                                                         ---------
                                                           231,987
                                                         ---------
                           Cosmetics/Personal Care Total   231,987
                                                         ---------
              FOOD - 0.5%
              FOOD - CONFECTIONERY - 0.1%
              Merisant Co.
                 9.500% 07/15/13                  95,000    65,075
                                                         ---------
                                                            65,075
                                                         ---------
              FOOD - MISCELLANEOUS/DIVERSIFIED - 0.3%
              Dole Food Co., Inc.
                 8.625% 05/01/09                 146,000   143,810
              Pinnacle Foods Holding Corp.
                 8.250% 12/01/13                 180,000   178,200
              Reddy Ice Holdings, Inc.
                 (d) 11/01/12
                 (10.500% 11/01/08)               95,000    79,325
                                                         ---------
                                                           401,335
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

                CORPORATE FIXED-INCOME
                BONDS & NOTES (CONTINUED)      PAR ($) VALUE ($)
                ------------------------------------------------

                CONSUMER NON-CYCLICAL (CONTINUED)
                FOOD (CONTINUED)
                FOOD - RETAIL - 0.1%
                Stater Brothers Holdings, Inc.
                   8.125% 06/15/12              55,000    55,000
                                                       ---------
                                                          55,000
                                                       ---------
                                            Food Total   521,410
                                                       ---------
                HEALTHCARE SERVICES - 1.1%
                DIALYSIS CENTERS - 0.1%
                DaVita, Inc.
                   7.250% 03/15/15             145,000   141,738
                                                       ---------
                                                         141,738
                                                       ---------
                MEDICAL - HMO - 0.2%
                Coventry Health Care, Inc.
                   8.125% 02/15/12             145,000   151,518
                                                       ---------
                                                         151,518
                                                       ---------
                MEDICAL - HOSPITALS - 0.4%
                HCA, Inc.
                   7.875% 02/01/11             150,000   155,614
                Tenet Healthcare Corp.
                   9.875% 07/01/14             260,000   264,550
                                                       ---------
                                                         420,164
                                                       ---------
                MEDICAL - OUTPATIENT/HOME MEDICAL - 0.1%
                Select Medical Corp.
                   7.625% 02/01/15              80,000    71,400
                                                       ---------
                                                          71,400
                                                       ---------
                MRI/MEDICAL DIAGNOSTIC IMAGING - 0.1%
                MedQuest, Inc.
                   11.875% 08/15/12             60,000    54,300
                MQ Associates, Inc.
                   (d) 08/15/12
                   (12.250% 08/15/08)           75,000    29,250
                                                       ---------
                                                          83,550
                                                       ---------
                PHYSICIAN PRACTICE MANAGEMENT - 0.2%
                US Oncology Holdings, Inc.
                   10.320% 03/15/15 (a)         55,000    55,894
                US Oncology, Inc.
                   9.000% 08/15/12             160,000   168,800
                                                       ---------
                                                         224,694
                                                       ---------
                             Healthcare Services Total 1,093,064
                                                       ---------
                HOUSEHOLD PRODUCTS/WARES - 0.6%
                CONSUMER PRODUCTS - MISCELLANEOUS - 0.5%
                American Greetings Corp.
                   7.375% 06/01/16              65,000    65,813
                Amscan Holdings, Inc.
                   8.750% 05/01/14             125,000   113,437
                Jostens IH Corp.
                   7.625% 10/01/12             125,000   123,125

                                              PAR ($)   VALUE ($)
              ---------------------------------------------------

              Scotts Co.
                 6.625% 11/15/13                130,000   126,912
                                                        ---------
                                                          429,287
                                                        ---------
              OFFICE SUPPLIES & FORMS - 0.1%
              ACCO Brands Corp.
                 7.625% 08/15/15                110,000   105,325
                                                        ---------
                                                          105,325
                                                        ---------
                         Household Products/Wares Total   534,612
                                                        ---------
              PHARMACEUTICALS - 0.9%
              MEDICAL - DRUGS - 0.3%
              Elan Finance PLC
                 7.750% 11/15/11                185,000   181,762
              Warner Chilcott Corp.
                 8.750% 02/01/15                125,000   125,313
                                                        ---------
                                                          307,075
                                                        ---------
              MEDICAL - GENERIC DRUGS - 0.1%
              Mylan Laboratories, Inc.
                 6.375% 08/15/15                170,000   164,050
                                                        ---------
                                                          164,050
                                                        ---------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION - 0.3%
              AmerisourceBergen Corp.
                 5.875% 09/15/15 (b)             95,000    91,691
              Nycomed A/S, PIK,
                 11.750% 09/15/13 (b)       EUR 128,670   171,949
                                                        ---------
                                                          263,640
                                                        ---------
              PHARMACY SERVICES - 0.1%
              Omnicare, Inc. Series 2005 B,
                 6.750% 12/15/13            USD  65,000    63,050
                                                        ---------
                                                           63,050
                                                        ---------
              VITAMINS & NUTRITION PRODUCTS - 0.1%
              NBTY, Inc.
                 7.125% 10/01/15                105,000   100,800
                                                        ---------
                                                          100,800
                                                        ---------
                                  Pharmaceuticals Total   898,615
                                                        ---------
                            CONSUMER NON-CYCLICAL TOTAL 5,637,863
                                                        ---------
              ---------------------------------------------------
              ENERGY - 5.8%
              COAL - 0.4%
              COAL - 0.4%
              Arch Western Finance LLC
                 6.750% 07/01/13                165,000   160,875
              Massey Energy Co.
                 6.875% 12/15/13 (b)            210,000   201,075
                                                        ---------
                                                          361,950
                                                        ---------
                                             Coal Total   361,950
                                                        ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              CORPORATE FIXED-INCOME
              BONDS & NOTES (CONTINUED)          PAR ($) VALUE ($)
              ----------------------------------------------------

              ENERGY (CONTINUED)
              OIL & GAS - 2.2%
              OIL & GAS DRILLING - 0.1%
              Pride International, Inc.
                 7.375% 07/15/14                  75,000    76,688
                                                         ---------
                                                            76,688
                                                         ---------
              OIL COMPANIES - EXPLORATION & PRODUCTION - 1.9%
              Chesapeake Energy Corp.
                 6.375% 06/15/15                  90,000    84,825
                 7.500% 06/15/14                 150,000   153,000
              Compton Petroleum Corp.
                 7.625% 12/01/13                 125,000   121,875
              Delta Petroleum Corp.
                 7.000% 04/01/15                  40,000    36,800
              Forest Oil Corp.
                 8.000% 12/15/11                  90,000    94,050
              Magnum Hunter Resources, Inc.
                 9.600% 03/15/12                  97,000   103,547
              Newfield Exploration Co.
                 6.625% 04/15/16                  90,000    86,175
              PEMEX Finance Ltd.
                 9.150% 11/15/18                 205,000   236,815
                 10.610% 08/15/17                135,000   166,756
              PEMEX Project Funding Master Trust
                 5.430% 12/03/12 (a)(b)          450,000   450,000
              Pogo Producing Co.
                 6.625% 03/15/15                  95,000    90,250
              Quicksilver Resources, Inc.
                 7.125% 04/01/16                  70,000    67,025
              Whiting Petroleum Corp.
                 7.250% 05/01/12                 175,000   171,719
                                                         ---------
                                                         1,862,837
                                                         ---------
              OIL REFINING & MARKETING - 0.2%
              Premcor Refining Group, Inc.
                 7.500% 06/15/15                 105,000   109,200
              Tesoro Petroleum Corp.
                 6.625% 11/01/15 (b)             130,000   125,450
                                                         ---------
                                                           234,650
                                                         ---------
                                         Oil & Gas Total 2,174,175
                                                         ---------
              OIL & GAS SERVICES - 1.1%
              OIL - FIELD SERVICES - 1.1%
              Gazprom
                 9.625% 03/01/13                 400,000   462,080
              Gazprom International SA
                 7.201% 02/01/20                 360,000   368,820
              Hornbeck Offshore Services, Inc.
                 6.125% 12/01/14                 150,000   139,125
              Newpark Resources, Inc.
                 8.625% 12/15/07                 120,000   120,000
                                                         ---------
                                                         1,090,025
                                                         ---------
                                Oil & Gas Services Total 1,090,025
                                                         ---------

                                               PAR ($)   VALUE ($)
             -----------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS - 0.4%
             OIL COMPANY - INTEGRATED - 0.4%
             Qatar Petroleum
                5.579% 05/30/11 (b)              400,000   398,336
                                                         ---------
                                                           398,336
                                                         ---------
                       Oil, Gas & Consumable Fuels Total   398,336
                                                         ---------
             PIPELINES - 1.7%
             PIPELINES - 1.7%
             Atlas Pipeline Partners LP
                8.125% 12/15/15 (b)               90,000    92,475
             Colorado Interstate Gas Co.
                6.800% 11/15/15 (b)              185,000   185,925
             El Paso Corp.
                7.625% 09/01/08 (b)              100,000   101,750
                7.750% 06/15/10 (b)              190,000   194,750
             Northwest Pipeline Corp.
                8.125% 03/01/10                   55,000    57,819
             Pacific Energy Partners LP
                6.250% 09/15/15                  165,000   153,450
             Sonat, Inc.
                7.625% 07/15/11                  355,000   359,881
             Southern Natural Gas Co.
                8.875% 03/15/10                   95,000   101,056
             Williams Companies, Inc.
                6.375% 10/01/10 (b)              375,000   375,469
                8.125% 03/15/12                   70,000    74,113
                                                         ---------
                                                         1,696,688
                                                         ---------
                                         Pipelines Total 1,696,688
                                                         ---------
                                            ENERGY TOTAL 5,721,174
                                                         ---------
             -----------------------------------------------------
             FINANCIALS - 1.9%
             DIVERSIFIED FINANCIAL SERVICES - 1.6%
             FINANCE - AUTO LOANS - 0.8%
             Ford Motor Credit Co.
                7.375% 02/01/11                  235,000   211,809
             General Motors Acceptance Corp.
                6.875% 09/15/11                  260,000   244,722
                8.000% 11/01/31                  345,000   324,300
                                                         ---------
                                                           780,831
                                                         ---------
             FINANCE - CONSUMER LOANS - 0.4%
             SLM Corp.
                6.500% 06/15/10              NZD 615,000   385,187
                                                         ---------
                                                           385,187
                                                         ---------
             FINANCE - INVESTMENT BANKER/BROKER - 0.4%
             E*Trade Financial Corp.
                8.000% 06/15/11              USD 150,000   155,625
             LaBranche & Co., Inc.
                11.000% 05/15/12                 220,000   241,450
                                                         ---------
                                                           397,075
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               CORPORATE FIXED-INCOME
               BONDS & NOTES (CONTINUED)        PAR ($) VALUE ($)
               --------------------------------------------------

               FINANCIALS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
               SPECIAL PURPOSE ENTITY - 0.0%
               Hughes Network Systems LLC/HNS
                 Finance Corp.
                  9.500% 04/15/14 (b)            45,000    45,450
                                                        ---------
                                                           45,450
                                                        ---------
                   Diversified Financial Services Total 1,608,543
                                                        ---------
               REAL ESTATE INVESTMENT TRUSTS - 0.3%
               REITS - HOTELS - 0.2%
               Host Marriott LP
                  6.750% 06/01/16 (b)           180,000   175,500
                                                        ---------
                                                          175,500
                                                        ---------
               REITS - REGIONAL MALLS - 0.1%
               Rouse Co. LP/TRC Co-Issuer, Inc.
                  6.750% 05/01/13 (b)           115,000   114,260
                                                        ---------
                                                          114,260
                                                        ---------
                    Real Estate Investment Trusts Total   289,760
                                                        ---------
                                       FINANCIALS TOTAL 1,898,303
                                                        ---------
               --------------------------------------------------
               INDUSTRIALS - 5.5%
               AEROSPACE & DEFENSE - 0.6%
               AEROSPACE/DEFENSE - EQUIPMENT - 0.4%
               BE Aerospace, Inc.
                  8.500% 10/01/10               155,000   164,688
               Sequa Corp.
                  8.875% 04/01/08                70,000    73,150
                  9.000% 08/01/09                60,000    63,600
               TransDigm, Inc.
                  8.375% 07/15/11               110,000   116,875
                                                        ---------
                                                          418,313
                                                        ---------
               ELECTRONICS - MILITARY - 0.2%
               L-3 Communications Corp.
                  5.875% 01/15/15                40,000    36,600
                  6.375% 10/15/15               120,000   113,700
                                                        ---------
                                                          150,300
                                                        ---------
                              Aerospace & Defense Total   568,613
                                                        ---------
               BUILDING MATERIALS - 0.3%
               BUILDING & CONSTRUCTION PRODUCTS -
                 MISCELLANEOUS - 0.1%
               Nortek, Inc.
                  8.500% 09/01/14                80,000    80,400
               NTK Holdings, Inc.
                  (d) 03/01/14
                  (10.750% 09/01/09)             90,000    68,175
                                                        ---------
                                                          148,575
                                                        ---------

                                                PAR ($) VALUE ($)
               --------------------------------------------------

               BUILDING PRODUCTS - AIR & HEATING - 0.1%
               Goodman Global Holding Co., Inc.
                  7.875% 12/15/12               110,000   107,525
                                                        ---------
                                                          107,525
                                                        ---------
               BUILDING PRODUCTS - CEMENT/AGGREGATION - 0.1%
               RMCC Acquisition Co.
                  9.500% 11/01/12 (b)           100,000   104,000
                                                        ---------
                                                          104,000
                                                        ---------
                               Building Materials Total   360,100
                                                        ---------
               ELECTRONICS - 0.1%
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.1%
               Flextronics International Ltd.
                  6.250% 11/15/14               140,000   133,350
                                                        ---------
                                                          133,350
                                                        ---------
                                      Electronics Total   133,350
                                                        ---------
               ENGINEERING & CONSTRUCTION - 0.2%
               BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.2%
               J. Ray McDermott SA
                  11.500% 12/15/13 (b)          145,000   172,144
                                                        ---------
                                                          172,144
                                                        ---------
                       Engineering & Construction Total   172,144
                                                        ---------
               ENVIRONMENTAL CONTROL - 0.6%
               NON-HAZARDOUS WASTE DISPOSAL - 0.5%
               Allied Waste North America, Inc.
                  7.125% 05/15/16 (b)           205,000   199,875
                  7.875% 04/15/13               325,000   332,312
                                                        ---------
                                                          532,187
                                                        ---------
               RECYCLING - 0.1%
               Aleris International, Inc.
                 9.000% 11/15/14                 50,000    52,250
                                                        ---------
                                                           52,250
                                                        ---------
                            Environmental Control Total   584,437
                                                        ---------
               MACHINERY - CONSTRUCTION & MINING - 0.1%
               MACHINERY - CONSTRUCTION & MINING - 0.1%
               Terex Corp.
                  7.375% 01/15/14               120,000   121,200
                                                        ---------
                                                          121,200
                                                        ---------
                Machinery - Construction & Mining Total   121,200
                                                        ---------
               MACHINERY - DIVERSIFIED - 0.3%
               MACHINERY - GENERAL INDUSTRY - 0.2%
               Douglas Dynamics LLC
                  7.750% 01/15/12 (b)           100,000    96,000
               Manitowoc Co., Inc.
                  7.125% 11/01/13                65,000    66,138
                                                        ---------
                                                          162,138
                                                        ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             CORPORATE FIXED-INCOME
             BONDS & NOTES (CONTINUED)            PAR ($) VALUE ($)
             ------------------------------------------------------

             INDUSTRIALS (CONTINUED)
             MACHINERY - DIVERSIFIED (CONTINUED)
             MACHINERY - MATERIAL HANDLING - 0.1%
             Columbus McKinnon Corp.
                8.875% 11/01/13                   100,000   103,500
                                                          ---------
                                                            103,500
                                                          ---------
                            Machinery - Diversified Total   265,638
                                                          ---------
             METAL FABRICATE/HARDWARE - 0.3%
             METAL PROCESSORS & FABRICATION - 0.3%
             Mueller Group, Inc.
                10.000% 05/01/12                  135,000   147,319
             Mueller Holdings, Inc.
                (d) 04/15/14
                (14.750% 04/15/09)                115,000    96,600
             TriMas Corp.
                9.875% 06/15/12                    80,000    76,800
                                                          ---------
                                                            320,719
                                                          ---------
                           Metal Fabricate/Hardware Total   320,719
                                                          ---------
             MISCELLANEOUS MANUFACTURING - 0.9%
             DIVERSIFIED MANUFACTURING OPERATORS - 0.6%
             Bombardier, Inc.
                6.300% 05/01/14 (b)               270,000   244,012
             J.B. Poindexter & Co.
                8.750% 03/15/14                   105,000    87,675
             Koppers Industries, Inc.
                9.875% 10/15/13                    86,000    94,600
             Trinity Industries, Inc.
                6.500% 03/15/14                   215,000   205,594
                                                          ---------
                                                            631,881
                                                          ---------
             MISCELLANEOUS MANUFACTURING - 0.3%
             Nutro Products, Inc.
                10.750% 04/15/14 (b)              135,000   138,037
             Samsonite Corp.
                8.875% 06/01/11                   105,000   110,119
                                                          ---------
                                                            248,156
                                                          ---------
                        Miscellaneous Manufacturing Total   880,037
                                                          ---------
             PACKAGING & CONTAINERS - 1.1%
             CONTAINERS - METAL/GLASS - 0.6%
             Crown Americas LLC & Crown
               Americas Capital Corp.
                7.750% 11/15/15 (b)               155,000   156,162
             Owens-Brockway Glass Container, Inc.
                8.250% 05/15/13                   295,000   299,794
             Owens-Illinois, Inc.
                7.500% 05/15/10                    90,000    89,438
                                                          ---------
                                                            545,394
                                                          ---------

                                               PAR ($)   VALUE ($)
             -----------------------------------------------------

             CONTAINERS - PAPER/PLASTIC - 0.5%
             Consolidated Container Co., LLC
                (d) 06/15/09
                (10.750% 06/15/07)               105,000    98,437
             Jefferson Smurfit Corp.
                8.250% 10/01/12                  145,000   137,025
                 PIK,
                11.500% 10/01/15 (b)         EUR 106,370   137,637
             MDP Acquisitions PLC
                9.625% 10/01/12              USD 150,000   157,125
                                                         ---------
                                                           530,224
                                                         ---------
                            Packaging & Containers Total 1,075,618
                                                         ---------
             TRANSPORTATION - 1.0%
             TRANSPORTATION - MARINE - 0.4%
             Ship Finance International Ltd.
                8.500% 12/15/13                  215,000   202,906
             Stena AB
                7.500% 11/01/13                  200,000   197,500
                                                         ---------
                                                           400,406
                                                         ---------
             TRANSPORTATION - RAILROAD - 0.2%
             TFM SA de CV
                9.375% 05/01/12                  150,000   160,688
                12.500% 06/15/12                  40,000    44,050
                                                         ---------
                                                           204,738
                                                         ---------
             TRANSPORTATION - SERVICES - 0.3%
             CHC Helicopter Corp.
                7.375% 05/01/14                  200,000   197,750
             PHI, Inc.
                7.125% 04/15/13 (b)              105,000   102,375
                                                         ---------
                                                           300,125
                                                         ---------
             TRANSPORTATION - TRUCKS - 0.1%
             QDI LLC
                9.000% 11/15/10                   90,000    85,274
                                                         ---------
                                                            85,274
                                                         ---------
                                    Transportation Total   990,543
                                                         ---------
                                       INDUSTRIALS TOTAL 5,472,399
                                                         ---------
             -----------------------------------------------------
             TECHNOLOGY - 0.3%
             OFFICE/BUSINESS EQUIPMENT - 0.2%
             OFFICE AUTOMATION & EQUIPMENT - 0.2%
             Xerox Corp.
                6.400% 03/15/16                   35,000    33,732
                7.125% 06/15/10                  140,000   143,675
                                                         ---------
                                                           177,407
                                                         ---------
                         Office/Business Equipment Total   177,407
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

                CORPORATE FIXED-INCOME
                BONDS & NOTES (CONTINUED)     PAR ($) VALUE ($)
                ------------------------------------------------

                TECHNOLOGY (CONTINUED)
                SEMICONDUCTORS - 0.1%
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.1%
                Amkor Technology, Inc.
                   9.250% 06/01/16             70,000     67,462
                Freescale Semiconductor, Inc.
                   6.875% 07/15/11             85,000     86,169
                                                      ----------
                                                         153,631
                                                      ----------
                                 Semiconductors Total    153,631
                                                      ----------
                                     TECHNOLOGY TOTAL    331,038
                                                      ----------
                ------------------------------------------------
                UTILITIES - 1.8%
                ELECTRIC - 1.8%
                ELECTRIC - GENERATION - 0.5%
                AES Corp.
                   9.000% 05/15/15 (b)         45,000     48,487
                   9.500% 06/01/09            182,000    194,740
                Edison Mission Energy
                   7.730% 06/15/09            235,000    241,169
                                                      ----------
                                                         484,396
                                                      ----------
                ELECTRIC - INTEGRATED - 0.6%
                CMS Energy Corp.
                   6.875% 12/15/15             70,000     68,162
                   8.500% 04/15/11             45,000     47,363
                Mirant Mid Atlantic LLC
                   8.625% 06/30/12             41,521     43,857
                Nevada Power Co.
                   9.000% 08/15/13             49,000     53,616
                   10.875% 10/15/09            97,000    103,851
                Sierra Pacific Resources
                   6.750% 08/15/17            135,000    132,300
                TECO Energy, Inc.
                   7.000% 05/01/12            110,000    111,650
                                                      ----------
                                                         560,799
                                                      ----------
                INDEPENDENT POWER PRODUCER - 0.7%
                Dynegy Holdings, Inc.
                   6.875% 04/01/11            175,000    167,781
                   7.125% 05/15/18             20,000     17,800
                Mirant North America LLC
                   7.375% 12/31/13 (b)        190,000    186,675
                MSW Energy Holdings LLC
                   7.375% 09/01/10             50,000     50,313
                   8.500% 09/01/10            155,000    161,394
                NRG Energy, Inc.
                   7.250% 02/01/14             95,000     95,119
                   7.375% 02/01/16             70,000     70,087
                                                      ----------
                                                         749,169
                                                      ----------
                                       Electric Total  1,794,364
                                                      ----------
                                      UTILITIES TOTAL  1,794,364
                                                      ----------
                TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                  (cost of $38,529,978)               38,475,408
                                                      ----------

           MORTGAGE-BACKED
           SECURITIES - 2.2%                      PAR ($)  VALUE ($)
           ---------------------------------------------------------

           Federal National Mortgage Association
             TBA
              6.500% 06/15/36 (e)                1,895,000 1,911,581
           Government National Mortgage
             Association
              9.000% 04/15/16                          237       254
              9.000% 05/15/16                       26,618    28,539
              9.000% 06/15/16                       26,316    28,214
              9.000% 11/15/16                       52,943    56,761
              9.000% 12/15/16                       15,282    16,385
              10.500% 07/15/19                       8,025     8,842
              10.500% 05/15/20                       7,862     8,671
              11.000% 01/15/18                       3,184     3,499
              11.000% 05/15/18                      13,842    15,212
              11.000% 08/15/18                       5,527     6,073
              11.000% 01/15/19                      52,004    57,276
              11.000% 02/15/19                       2,704     2,942
              11.000% 04/15/19                       1,423     1,567
              11.000% 05/15/19                       8,644     9,521
                                                           ---------
           TOTAL MORTGAGE-BACKED SECURITIES
             (cost of $2,150,532)                          2,155,337
                                                           ---------
           ASSET-BACKED SECURITIES - 0.7%
           ---------------------------------------------------------
           Equity One ABS, Inc.
              4.205% 04/25/34                      425,000   397,274
           GMAC Mortgage Corp.
              4.865% 09/25/34                      350,000   337,878
                                                           ---------
           TOTAL ASSET-BACKED SECURITIES
             (cost of $771,945)                              735,152
                                                           ---------
           CONVERTIBLE BONDS - 0.3%
           ---------------------------------------------------------
           COMMUNICATIONS - 0.3%
           TELECOMMUNICATION SERVICES - 0.3%
           TELECOMMUNICATION EQUIPMENT - 0.2%
           Nortel Networks Corp.
              4.250% 09/01/08                      265,000   250,756
                                                           ---------
                                                             250,756
                                                           ---------
           TELEPHONE - INTEGRATED - 0.1%
           NTL Cable PLC
              8.750% 04/15/14                       55,000    72,591
                                                           ---------
                                                              72,591
                                                           ---------
                                                             323,347
                                                           ---------
                                      COMMUNICATIONS TOTAL   323,347
                                                           ---------
           TOTAL CONVERTIBLE BONDS
             (cost of $315,563)                              323,347
                                                           ---------
           MUNICIPAL BOND (TAXABLE) - 0.2%
           ---------------------------------------------------------
           CALIFORNIA - 0.2%
           CA Cabazon Band Mission Indians
              13.000% 10/01/11                     230,000   227,146
                                                           ---------
                                          CALIFORNIA TOTAL   227,146
                                                           ---------
           TOTAL MUNICIPAL BOND (TAXABLE)
             (cost of $230,000)                              227,146
                                                           ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             COMMON STOCKS - 0.0%                 SHARES VALUE ($)
             -----------------------------------------------------

             CONSUMER DISCRETIONARY - 0.0%
             HOTELS, RESTAURANTS & LEISURE - 0.0%
             Shreveport Gaming Holdings, Inc. (f)  2,098    17,833
                                                         ---------
                     Total Hotels, Restaurants & Leisure    17,833
                                                         ---------
                            CONSUMER DISCRETIONARY TOTAL    17,833
                                                         ---------
             -----------------------------------------------------
             INDUSTRIALS - 0.0%
             COMMERCIAL SERVICES & SUPPLIES - 0.0%
             Fairlane Management Corp. (f)(g)(h)   1,800        --
                                                         ---------
                    Commercial Services & Supplies Total        --
                                                         ---------
                                       INDUSTRIALS TOTAL        --
                                                         ---------
             TOTAL COMMON STOCKS
               (cost of $30,466)                            17,833
                                                         ---------
             WARRANTS - 0.0%                      UNITS  VALUE ($)
             -----------------------------------------------------
             COMMUNICATIONS - 0.0%
             TELECOMMUNICATION SERVICES - 0.0%
             CELLULAR TELECOMMUNICATIONS - 0.0%
             UbiquiTel, Inc.
                Expires 04/15/10 (b)(f)(g)           150         1
                                                         ---------
                                                                 1
                                                         ---------
             TELECOMMUNICATION SERVICES - 0.0%
             Jazztel PLC
                Expires 07/15/10 (f)(g)(h)            40        --
                                                         ---------
                                                                --
                                                         ---------
                        Telecommunication Services Total         1
                                                         ---------
                                    COMMUNICATIONS TOTAL         1
                                                         ---------
             -----------------------------------------------------
             INDUSTRIALS - 0.0%
             TRANSPORTATION - 0.0%
             TRANSPORTATION-TRUCKS - 0.0%
             QDI LLC
                Expires 01/15/07 (b)(f)(g)           510     5,462
                                                         ---------
                                                             5,462
                                                         ---------
                                    Transportation Total     5,462
                                                         ---------
                                       INDUSTRIALS TOTAL     5,462
                                                         ---------
             TOTAL WARRANTS
               (cost of $7,679)                              5,463
                                                         ---------

           SHORT-TERM OBLIGATION - 5.2%         PAR ($)   VALUE ($)
           ---------------------------------------------------------

           Repurchase agreement with State
             Street Bank & Trust Co., dated
             05/31/06, due 06/01/06 at 4.770%,
             collateralized by a U.S. Treasury
             Note maturing 12/15/10, market
             value of $5,240,000 (repurchase
             proceeds $5,109,677)              5,109,000  5,109,000
                                                         ----------
           TOTAL SHORT-TERM OBLIGATION
             (cost of $5,109,000)                         5,109,000
                                                         ----------
           TOTAL INVESTMENTS - 100.4%                    99,675,470
             (cost of $98,700,734) (i)
           OTHER ASSETS & LIABILITIES, NET - (0.4)%        (401,275)
                                                         ----------
           NET ASSETS - 100.0%                           99,274,195
                                                         ----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.
(b)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which are not illiquid except the following, amounted to $8,006,103, which represents 8.1% of net assets.

                             Acquisition
                Security        Date     Par/Units  Cost    Value
             ------------------------------------------------------
             Hollinger, Inc   03/05/03    $80,000  $79,502 $ 83,300
                              09/30/04     54,000   54,000   54,000
             QDI LLC          06/01/02        510       --    5,462
             UbiquiTel, Inc.  04/11/00        150    7,600        1
                                                           --------
                                                           $142,763
                                                           --------

(c)Step bond. Shown parenthetically is the next interest rate to be paid.
(d)Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.
(e)Security purchased on a delayed delivery basis.
(f)Non-income producing security.
(g)Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)Security has no value.
(i)Cost for federal income tax purposes is $100,492,202.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


At May 31, 2006, the Trust had entered into the following forward currency exchange contracts:

             Forward
            Currency
            Contracts            Aggregate  Settlement  Unrealized
             to Buy     Value    Face Value    Date    Appreciation
            -------------------------------------------------------
               CAD    $1,062,782 $1,057,866  06/21/06     $4,916

            Forward
           Currency                                     Unrealized
           Contracts            Aggregate  Settlement  Appreciation
            to Sell    Value    Face Value    Date    (Depreciation)
           ---------------------------------------------------------
              CAD    $1,062,782 $1,027,217  06/21/06    $ (35,565)
              AUD       688,337    695,583  06/05/06        7,246
              EUR       898,110    852,103  06/19/06      (46,007)
              EUR     1,856,100  1,789,020  06/26/06      (67,080)
              EUR       487,804    473,412  06/27/06      (14,392)
              EUR       109,136    106,308  06/30/06       (2,828)
              GBP       579,910    541,912  06/19/06      (37,998)
              GBP     1,100,072  1,047,545  06/26/06      (52,527)
                                                        ---------
                                                        $(249,151)
                                                        ---------

At May 31, 2006, the asset allocation of the Trust is as follows:

                                                        % OF
                ASSET ALLOCATION                     NET ASSETS
                -----------------------------------------------
                Government Agencies & Obligations       53.0%
                Corporate Fixed-Income Bonds & Notes    38.8
                Mortgage-Backed Securities               2.2
                Asset-Backed Securities                  0.7
                Convertible Bonds                        0.3
                Municipal Bond (Taxable)                 0.2
                Common Stocks                            0.0*
                Warrants                                 0.0*
                Short-Term Obligation                    5.2
                Other Assets & Liabilities, Net         (0.4)
                                                       -----
                                                       100.0%
                                                       -----

*  Rounds to less than 0.1%


                        Acronym Name
                    ----------------------------------------
                         AUD    Australian Dollar
                         CAD    Canadian Dollar
                         EUR    Euro
                         GBP    British Pound
                         NOK    Norwegian Krone
                         NZD    New Zealand Dollar
                         PIK    Payment-In-Kind
                         PLN    Polish Zloty
                         REIT   Real Estate Investment Trust
                         SEK    Swedish Krona
                         TBA    To Be Announced
                         USD    United States Dollar
                         ZAR    South African Rand

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2006 (Unaudited)

          ASSETS:
          Total Investments, at cost                     $ 98,700,734
                                                         ------------
          Investments, at value                          $ 99,675,470
          Cash                                                400,742
          Foreign currency (cost of $1,022)                     1,018
          Net unrealized appreciation on foreign forward
            currency contracts                                 12,162
          Receivable for:
            Investments sold                                  420,520
            Interest                                        2,004,115
            Foreign tax reclaims                               23,399
            Dollar roll fee income                              1,925
          Deferred Trustees' compensation plan                 13,794
                                                         ------------
             Total Assets                                 102,553,145
                                                         ------------

          LIABILITIES:
          Net unrealized depreciation on foreign forward
            currency contracts                                256,397
          Payable for:
            Investments purchased                             400,000
           Investments purchased on a delayed
             delivery basis                                 1,924,126
            Distributions                                     550,450
            Investment advisory fee                            62,943
            Transfer agent fee                                  7,682
            Pricing and bookkeeping fees                       14,964
            Audit fee                                          18,659
            Custody fee                                         6,122
            Chief compliance officer expenses                     687
          Deferred dollar roll fee income                         695
          Deferred Trustees' fees                              13,794
          Other liabilities                                    22,431
                                                         ------------
             Total Liabilities                              3,278,950
                                                         ------------

          NET ASSETS                                       99,274,195
                                                         ------------

          COMPOSITION OF NET ASSETS:
          Paid-in capital                                $120,444,508
          Overdistributed net investment income            (1,991,143)
          Accumulated net realized loss                   (19,940,361)
          Net unrealized appreciation (depreciation) on:
            Investments                                       974,736
            Foreign currency translations                    (213,545)
                                                         ------------

          NET ASSETS                                     $ 99,274,195
                                                         ------------

          SHARES OUTSTANDING                               11,009,000
                                                         ------------
          Net asset value per share                      $       9.02
                                                         ------------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2006 (Unaudited)

          INVESTMENT INCOME:
          Interest (net of foreign taxes withheld of $375) $3,364,399
          Dollar roll fee income                               11,078
                                                           ----------
           Total Investment Income                          3,375,477
                                                           ----------

          EXPENSES:
          Investment advisory fee                             375,672
          Transfer agent fee                                   21,957
          Pricing and bookkeeping fees                         54,234
          Trustees' fees                                        6,417
          Custody fee                                          17,892
          Chief compliance officer expenses
            (See Note 4)                                        2,138
          Other expenses                                       64,341
                                                           ----------
            Total Expenses                                    542,651
          Custody earnings credit                              (2,002)
                                                           ----------
            Net Expenses                                      540,649
                                                           ----------
          Net Investment Income                             2,834,828
                                                           ----------

          NET REALIZED AND UNREALIZED GAIN (LOSS)
            ON INVESTMENTS AND FOREIGN CURRENCY:
          Net realized loss on:
            Investments                                      (346,975)
            Foreign currency transactions                    (357,712)
                                                           ----------
             Net realized loss                               (704,687)
                                                           ----------
          Net change in unrealized
            appreciation (depreciation) on:
            Investments                                       (40,194)
            Foreign currency translations                    (187,406)
                                                           ----------
             Net change in unrealized
               appreciation (depreciation)                   (227,600)
                                                           ----------
          Net Loss                                           (932,287)
                                                           ----------
          Net Increase in Net Assets from Operations        1,902,541
                                                           ----------



See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS



                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED      YEAR ENDED
                                               MAY 31,    NOVEMBER 30,
         INCREASE (DECREASE) IN NET ASSETS:     2006          2005
         --------------------------------------------------------------
          OPERATIONS:
          Net investment income             $  2,834,828  $  6,031,503
          Net realized gain (loss) on
            investments and foreign
            currency transactions               (704,687)    1,479,808
          Net change in unrealized
            appreciation (depreciation) on
            investments and foreign
            currency translations               (227,600)   (5,252,103)
                                            ------------  ------------
          Net Increase from Operations         1,902,541     2,259,208
                                            ------------  ------------
          DISTRIBUTIONS DECLARED TO
            SHAREHOLDERS:
          From net investment income          (4,502,681)   (6,939,699)
          From net realized gains                     --    (1,242,191)
                                            ------------  ------------
          Total Distributions Declared to
            Shareholders                      (4,502,681)   (8,181,890)
                                            ------------  ------------
          Total Decrease in Net Assets        (2,600,140)   (5,922,682)
                                            ------------  ------------
          NET ASSETS:
          Beginning of period                101,874,335   107,797,017
                                            ------------  ------------
          End of period                       99,274,195   101,874,335
                                            ------------  ------------
          Overdistributed net investment
            income at end of period           (1,991,143)     (323,290)
                                            ------------  ------------
          NUMBER OF TRUST SHARES
            OUTSTANDING:
          End of period                       11,009,000    11,009,000
                                            ------------  ------------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                   YEAR ENDED NOVEMBER 30,
                                             MAY 31,     -------------------------------------------------
                                              2006         2005      2004      2003       2002       2001
--------------------------------------------             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  9.25     $   9.79  $   9.47  $   8.60  $  8.91     $  9.14
                                             -------     --------  --------  --------  -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                       0.26         0.55      0.56      0.59     0.63(b)     0.78
Net realized and unrealized gain (loss) on
  investments and foreign currency             (0.08)       (0.35)     0.46      0.93    (0.23)(b)   (0.17)
                                             -------     --------  --------  --------  -------     -------
 Total from Investment Operations               0.18         0.20      1.02      1.52     0.40        0.61
                                             -------     --------  --------  --------  -------     -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                     (0.41)       (0.63)    (0.60)    (0.65)   (0.64)      (0.75)
From net realized gains                           --        (0.11)    (0.10)       --       --          --
Return of capital                                 --           --        --        --    (0.07)      (0.09)
                                             -------     --------  --------  --------  -------     -------
 Total Distributions Declared to
   Shareholders                                (0.41)       (0.74)    (0.70)    (0.65)   (0.71)      (0.84)
                                             -------     --------  --------  --------  -------     -------
NET ASSET VALUE, END OF PERIOD               $  9.02     $   9.25  $   9.79  $   9.47  $  8.60     $  8.91
                                             -------     --------  --------  --------  -------     -------
Market price per share                       $  7.98     $   8.09  $   8.68  $   8.96  $  7.98     $  8.19
                                             -------     --------  --------  --------  -------     -------
Total return -- based on market value (c)       3.58%(d)     1.30%     4.91%    20.93%    6.00%      13.47%
                                             -------     --------  --------  --------  -------     -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (e)                                    1.08%(f)     1.04%     1.01%     1.04%    1.00%       1.04%
Net investment income (e)                       5.66%(f)     5.76%     5.91%     6.44%    7.24%(b)    8.52%
Portfolio turnover rate                           24%(d)       47%       73%       64%      83%         65%
Net assets, end of period (000's)            $99,274     $101,874  $107,797  $104,238  $94,665     $98,088

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the net investment income per share by $0.04, decrease the net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d)Not annualized.
(e)The benefits derived from custody credits had an impact of less than 0.01%.
(f)Annualized.


See Accompanying Notes to Financial Statements

                                    [GRAPHIC]

Selected data for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED NOVEMBER 30,
                                           -------------------------------------------------------
                                              2000        1999       1998        1997       1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  10.26    $  11.13   $  11.45    $  11.52    $  11.27
                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.90(a)     0.91       0.94        0.91        1.00
Net realized and unrealized gain (loss) on
  investments and foreign currency            (1.13)      (0.88)     (0.25)         --(b)     0.24
                                           --------    --------   --------    --------    --------
 Total from Investment Operations             (0.23)       0.03       0.69        0.91        1.24
                                           --------    --------   --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                    (0.87)      (0.90)     (0.93)      (0.98)      (0.99)
In excess of net investment income               --          --         --(b)       --          --
From net realized gains                          --          --      (0.03)         --          --
In excess of net realized gains                  --          --      (0.05)         --          --
Return of capital                             (0.02)         --         --          --          --
                                           --------    --------   --------    --------    --------
 Total Distributions Declared to
   Shareholders                               (0.89)      (0.90)     (1.01)      (0.98)      (0.99)
                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $   9.14    $  10.26   $  11.13    $  11.45    $  11.52
                                           --------    --------   --------    --------    --------
Market price per share                     $   7.94    $   8.31   $  10.56    $  10.94    $  10.63
                                           --------    --------   --------    --------    --------
Total return -- based on market value (c)      6.08%     (13.51)%     6.26%      12.62%       8.30%
                                           --------    --------   --------    --------    --------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (d)                                   0.94%       1.00%      0.93%       0.96%       0.95%
Net investment income (d)                      9.08%       8.51%      8.22%       8.06%       8.33%
Portfolio turnover rate                          53%         52%        99%        156%        117%
Net assets, end of period (000's)          $100,649    $113,005   $122,490    $126,011    $126,835

(a)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(b)Rounds to less than $0.01 per share.
(c)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d)The benefits derived from custody credits had an impact of less than 0.01%.


See Accompanying Notes to Financial Statements

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS

          May 31, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Colonial InterMarket Income Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

TRUST SHARES

The Trust may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Trust may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Trust may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Trust's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Trust could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Trust may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. The Trust, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Trust's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Trust may enter into mortgage "dollar rolls" in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Trust loses the right to receive principal and interest paid on the securities sold. However, the Trust would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Trust. The Trust will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Trust's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Trust treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Trust does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Trust sells the security becomes insolvent, the Trust's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Trust is required to repurchase may be worth less than an instrument which the Trust originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

accrual basis over the term of the transaction. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                     Distributions paid from:
                        Ordinary Income*         $8,181,890
                        Long-Term Capital Gains          --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation     $ 3,168,639
                    Unrealized depreciation      (3,985,371)
                                                -----------
                    Net unrealized depreciation $  (816,732)
                                                -----------

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                            YEAR OF     CAPITAL LOSS
                            EXPIRATION   CARRYFORWARD
                          ------------ --------------
                              2007....  $    49,924
                              2008....    5,857,135
                              2009....    5,692,253
                              2010....    7,020,484
                              2013....      333,261
                                        -----------
                                        $18,953,057
                                        -----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Trust also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust's portfolio securities and direct internal costs incurred by Columbia

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.108% of the Trust's average daily net assets.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Trust, with the exception of the Trust's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Trust paid $1,213 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $22,783,915 and $23,741,641, respectively of which $1,955,844 and $1,324,864, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

ISSUER FOCUS

As a non-diversified trust, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified trust. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar trust that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities
Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]


SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 24, 2006, the Annual Meeting of Shareholders of the Trust was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Trust had 11,009,000 common shares outstanding. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            For     Withheld
                    ----------------------------------------
                    Janet Langford Kelly 10,008,219 177,205
                    Douglas A. Hacker    10,000,135 185,289
                    Charles R. Nelson    10,005,542 179,883
                    Patrick J. Simpson   10,013,358 172,067

The terms of office of Thomas C. Theobald, John J. Neuhauser, Richard L. Woolworth, Anne-Lee Verville, William E. Mayer, Richard W. Lowry and Thomas E. Stitzel continued after the Meeting.

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

[LOGO]
Transfer Agent

Important Information About This Report
The Transfer Agent for Colonial InterMarket Income Trust I is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 21, 2006, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

                                    [GRAPHIC]
COLONIAL INTERMARKET INCOME TRUST I
                                                              SEMIANNUAL REPORT

                                            SHC-44/111522-0506 (07/06) 06/26838

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...     6,263      $8.21           6,263                 N/A
01/01/06 through 01/31/06...    16,869      $8.44          16,869                 N/A
02/01/06 through 02/28/06...     6,185      $8.43           6,185                 N/A
03/01/06 through 03/31/06...     5,964      $8.39           5,964                 N/A
04/01/06 through 04/30/06...     6,109      $8.23           6,109                 N/A
05/01/06 through 05/31/06...     6,303      $8.15           6,303                 N/A
                                ------      -----          ------                 ---
Total.......................    47,693      $8.34          47,693                 N/A
                                ------      -----          ------                 ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial InterMarket Income Trust I
             -------------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ---------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ---------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         -------------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     ---------------------------------------------------------